Financial Risk Management - Maximum Exposure to Credit Risk of Financial Assets (Parenthetical) (Detail) ₩ in Millions	Dec. 31, 2024 KRW (₩)
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Financial assets	₩ 1,123,869